THE INVESTMENT HOUSE FUNDS

December 1, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   The Investment House Funds
File Nos. 333-71402

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Investment House Fund's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary